Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies Disclosure [Abstract]
Commitments And Contingencies Disclosure Text Block

20. Commitments and contingencies

(a)       Vargas Class Action

In September 2008, a single plaintiff and a former employee filed a wage and hour dispute, against the Company and SunOpta Fruit Group, Inc., as a class action alleging various violations of California's labor laws (the “Vargas Class Action”). A tentative settlement of all claims was reached at mediation on January 15, 2010 and the parties executed a settlement agreement resolving all claims of the class. On February 15, 2011, the terms of the proposed settlement were preliminarily approved by the court. As a result of the tentative settlement, $1,200 was accrued for a common fund to pay claims. Claim Forms totaling $315 were submitted against the common fund. Disbursements of $688 were made from the common fund to claimants to pay timely claims and to plaintiff's counsel and others to pay statutory attorneys fees, costs and administrative expenses. Thereafter, $512 of the original common fund was returned to the Company, resulting in a recapture gain (see note 14(f)).

(b)        Colorado Sun Oil Processors, LLC dispute

Colorado Mills and SunOpta Grains and Foods Inc. (formally Sunrich LLC, herein “Grains and Foods”), a wholly–owned subsidiary of the Company, organized a joint venture in 2008 to construct and operate a vegetable oil refinery adjacent to Colorado Mills' sunflower seed crush plant located in Lamar, Colorado. During the relationship, disputes arose between the parties concerning management of the joint venture, record–keeping practices, certain unauthorized expenses incurred on behalf of the joint venture by Colorado Mills, procurement of crude oil by Sunrich from Colorado Mills for processing at the joint venture refinery, and the contract price of crude oil offered for sale under an output term of the joint venture agreement.

The parties initiated a dispute resolution process as set forth in the joint venture agreement, which Colorado Mills aborted prematurely through the initiation of suit in Colorado State Court. Subsequent to the filing of that suit, Colorado Mills acted with an outside creditor of the joint venture to involuntarily place the joint venture into bankruptcy. As part of the bankruptcy proceeding, Colorado Mills purchased substantially all of the assets of the joint venture (see note 3(d)).

A separate arbitration proceeding occurred between Grains and Foods and Colorado Mills to resolve direct claims each party asserted against the other. The case was arbitrated during the week of August 8, 2011 and proposed findings were filed on September 13, 2011. On January 4, 2012 the arbitrator entered an award denying Grains and Foods' claims and awarding Colorado Mills $4,816 for its breach of contract claim and $430 for accrued interest. The Company subsequently filed a Notice of intent to move the supervising Court to vacate the arbitration award. The hearing on that motion will likely occur during the second quarter of 2012. Although management believes the claims asserted by Colorado Mills are baseless, that the arbitrator committed prejudicial error warranting vacatur of the award, and that vacatur is warranted, management cannot conclude whether the prospect of an unfavorable outcome in this matter is probable. An accrual for the full value of the award has been made pending the outcome of post-arbitration judicial proceedings.

(c) Other claims

In addition, various claims and potential claims arising in the normal course of business are pending against the Company. It is the opinion of management that these claims or potential claims are without merit and the amount of potential liability, if any, to the Company is not determinable. Management believes the final determination of these claims or potential claims will not materially affect the financial position or results of the Company.

(d)       Environmental laws

The Company believes that, with respect to both its operations and real property, it is in material compliance with current environmental laws. Based on known existing conditions and the Company's experience in complying with emerging environmental issues, the Company is of the view that future costs relating to environmental compliance will not have a material adverse effect on its consolidated financial position, but there can be no assurance that unforeseen changes in the laws or enforcement policies of relevant governmental bodies, the discovery of changed conditions on the Company's real property or in its operations, or changes in the use of such properties and any related site restoration requirements, will not result in the incurrence of significant costs.

(e)        Grain, sunflower and other commitments

In the normal course of business, SunOpta Foods holds grain for the benefit of others. The Company is liable for any deficiencies of grade or shortage of quantity that may arise in connection with such grain. SunOpta Foods also has commitments to purchase $46,190 (January 1, 2011 - $49,337) of grains and sunflowers in the normal course of business. In addition, the Consumer Products Group has entered into a number of commitments in the amount of $2,720 (December 31, 2011 - $10,188) related to supplier and purchase commitments.

(f)        Letters of credit

The Company has outstanding letters of credit at December 31, 2011 totaling $15,189 (January 1, 2011 - $3,873).

(g)        Real property lease commitments

The Company has entered into various leasing arrangements, which have fixed monthly rents that are adjusted annually each year for inflation.

Minimum commitments under operating leases(a), principally for processing facilities, warehouse and distribution facilities, and equipment for the next five fiscal years and thereafter are as follows:

$
2012	10,515
2013	9,860
2014	8,336
2015	6,339
2016	4,194
Thereafter	4,830
44,074

(a)       This table does not include approximately $8,300 in equipment financing expected to be converted to operating leases subsequent to December 31, 2011.

In the years ended December 31, 2011, January 1, 2011 and December 31, 2009, net minimum rents, including contingent rents and sublease rental income, were $10,211, $11,049 and $9,006, respectively.